LONG-TERM LOANS (DETAILS TEXTUAL)	Mar. 31, 2013
August 20, 2013 [Member]
Debt Instrument, Basis Spread on Variable Rate	1.75%
August 26, 2013 [Member]
Debt Instrument, Basis Spread on Variable Rate	1.75%